Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]	Disposal of SnapServer® Product Line
In October 2021, the Company and Filecoiner, Inc. (“Filecoiner”) entered into an acquisition agreement under which the Company’s subsidiary, HVE, sold the assets, including intellectual property, associated with the Company’s SnapServer® product line to Filecoiner, in exchange for 8,000 shares of Series B preferred stock of Filecoiner (“Filecoiner Series B Preferred Stock”) with a fair value equal to $6.4 million determined using valuation models. The Company recorded a gain on the sale of the assets of $5.0 million and is included in interest income and other, net on the consolidated statement of operations.
The Company is performing the operating duties for the SnapServer® product line on behalf of Filecoiner. The Company expects to continue to provide this service for a period time and has entered into a transition services agreement with Filecoiner.